Employee Benefits, Actuarial Results Generated for Pension and Retirement Plans as well as the Medical Services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	$ 157,866,603	$ 134,420,606	$ 128,400,391
Current service cost	1,734,007	1,889,699	2,044,102
Interest cost on projected benefit obligation	35,248,608	34,540,808	33,203,706
Expected return on plan assets	(18,507,640)	(20,306,050)	(20,251,931)
Changes in the asset ceiling during the period and others	537,729	357,182	585,667
Past service costs and other	135,790	35,458	(177,054)
Actuarial gain for changes in experience	(47,141)	(42,968)	(20,645)
Actuarial (gain) loss from changes in demographic assumption	586		134
Actuarial (gain) loss from changes in financial assumptions	(21,087)	(23,068)	30,958
Net period cost	19,080,852	16,451,061	15,414,937
Actuarial loss for changes in experience	45,254,349	13,338,950	10,632,144
Actuarial gain (loss) from changes in demographic assumptions	(29,753)	(3,654)	(430,315)
Actuarial gain (loss) from changes in financial assumptions	426,187	(3,018,488)	1,900,436
Changes in the asset ceiling during the period and others	(1,053,402)	345,672	(2,247,990)
Return on plan assets greater than discount rate (shortfall)	(7,272,626)	20,947,473	(6,210,593)
Recognized in other comprehensive income	37,324,755	31,609,953	3,643,682
Contributions made by plan participants	0	0	0
Contributions to the pension plan made by the Company	(957,068)	(548,872)	(10,853)
Benefits paid	(346,454)	(328,158)	(297,159)
Payments to employees	(17,576,470)	(24,325,925)	(10,868,600)
Plan changes		(847,269)	(29,383)
Effect of translation	(656,139)	1,435,207	(1,832,409)
Others	(19,536,131)	(24,615,017)	(13,038,404)
Balance at the end of the year	194,736,079	157,866,603	134,420,606
Less short-term portion	(282,097)	(292,907)	(232,102)
Non-current obligation	194,453,982	157,573,696	134,188,504
DBO [Member]
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	343,421,367	334,458,153	330,862,941
Current service cost	1,734,007	1,889,699	2,044,102
Interest cost on projected benefit obligation	35,248,608	34,540,808	33,203,706
Expected return on plan assets	0	0	0
Changes in the asset ceiling during the period and others	0	0	0
Past service costs and other	(8,463)	(103,657)	(322,700)
Actuarial gain for changes in experience	(47,141)	(42,968)	(20,645)
Actuarial (gain) loss from changes in demographic assumption	586		134
Actuarial (gain) loss from changes in financial assumptions	(21,087)	(23,068)	30,958
Net period cost	36,906,510	36,260,814	34,935,555
Actuarial loss for changes in experience	45,254,349	13,338,950	10,632,144
Actuarial gain (loss) from changes in demographic assumptions	(29,753)	(3,654)	(430,315)
Actuarial gain (loss) from changes in financial assumptions	426,187	(3,018,488)	1,900,436
Changes in the asset ceiling during the period and others	0	0	0
Return on plan assets greater than discount rate (shortfall)	0	0	0
Recognized in other comprehensive income	45,650,783	10,316,808	12,102,265
Contributions made by plan participants	40,961	40,319	45,404
Contributions to the pension plan made by the Company	0	0	0
Benefits paid	(24,728,015)	(16,298,480)	(27,844,968)
Payments to employees	(17,587,028)	(24,325,925)	(10,868,600)
Plan changes		(847,269)	(29,383)
Effect of translation	(2,792,758)	3,816,947	(4,745,061)
Others	(45,066,840)	(37,614,408)	(43,442,608)
Balance at the end of the year	380,911,820	343,421,367	334,458,153
Less short-term portion	(282,097)	(292,907)	(232,102)
Non-current obligation	380,629,723	343,128,460	334,226,051
Plan Assets [Member]
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	(190,035,808)	(204,092,587)	(208,526,619)
Current service cost	0	0	0
Interest cost on projected benefit obligation	0	0	0
Expected return on plan assets	(18,507,640)	(20,306,050)	(20,251,931)
Changes in the asset ceiling during the period and others	0	0	0
Past service costs and other	144,253	139,115	145,646
Actuarial gain for changes in experience	0	0	0
Actuarial (gain) loss from changes in demographic assumption	0		0
Actuarial (gain) loss from changes in financial assumptions	0	0	0
Net period cost	(18,363,387)	(20,166,935)	(20,106,285)
Actuarial loss for changes in experience	0	0	0
Actuarial gain (loss) from changes in demographic assumptions	0	0	0
Actuarial gain (loss) from changes in financial assumptions	0	0	0
Changes in the asset ceiling during the period and others	0	0	0
Return on plan assets greater than discount rate (shortfall)	(7,272,626)	20,947,473	(6,210,593)
Recognized in other comprehensive income	(7,272,626)	20,947,473	(6,210,593)
Contributions made by plan participants	(40,961)	(40,319)	(45,404)
Contributions to the pension plan made by the Company	(957,068)	(548,872)	(10,853)
Benefits paid	24,381,561	15,970,322	27,547,809
Payments to employees	10,558	0	0
Plan changes		0	0
Effect of translation	2,121,319	(2,104,890)	3,259,358
Others	25,515,409	13,276,241	30,750,910
Balance at the end of the year	(190,156,412)	(190,035,808)	(204,092,587)
Less short-term portion	0	0	0
Non-current obligation	(190,156,412)	(190,035,808)	(204,092,587)
Effect of Asset Ceiling [Member]
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	4,481,044	4,055,040	6,064,069
Current service cost	0	0	0
Interest cost on projected benefit obligation	0	0	0
Expected return on plan assets	0	0	0
Changes in the asset ceiling during the period and others	537,729	357,182	585,667
Past service costs and other	0	0	0
Actuarial gain for changes in experience	0	0	0
Actuarial (gain) loss from changes in demographic assumption	0		0
Actuarial (gain) loss from changes in financial assumptions	0	0	0
Net period cost	537,729	357,182	585,667
Actuarial loss for changes in experience	0	0	0
Actuarial gain (loss) from changes in demographic assumptions	0	0	0
Actuarial gain (loss) from changes in financial assumptions	0	0	0
Changes in the asset ceiling during the period and others	(1,053,402)	345,672	(2,247,990)
Return on plan assets greater than discount rate (shortfall)	0	0	0
Recognized in other comprehensive income	(1,053,402)	345,672	(2,247,990)
Contributions made by plan participants	0	0	0
Contributions to the pension plan made by the Company	0	0	0
Benefits paid	0	0	0
Payments to employees	0	0	0
Plan changes			0
Effect of translation	15,300	(276,850)	(346,706)
Others	15,300	(276,850)	(346,706)
Balance at the end of the year	3,980,671	4,481,044	4,055,040
Less short-term portion	0	0	0
Non-current obligation	$ 3,980,671	$ 4,481,044	$ 4,055,040